ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2012

Employees and payroll accruals	$1,556	3,865
Government authorities	1,429	3,812
Uncertain tax position liability	2,151	3,952
Deferred tax liabilities, net	-	971
Accrued expenses and other	1,814	2,079

	$6,950	14,679